Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0000715957
Registrant Name	DOMINION ENERGY, INC
Registration File Number	333-291189
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES